As filed with the Securities and Exchange Commission on November 27, 2019

1933 Act Registration Number – 333-232926

1940 Act Registration Number – 811-23459

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

Pre-Effective Amendment No. ___

Post-Effective Amendment No. 1

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

Amendment No. 3

RED CEDAR FUND TRUST

(Exact Name of Registrant as Specified in Charter)

c/o Red Cedar Investment Management, LLC

333 Bridge Street NW, Suite 601

Grand Rapids, MI 49504

(Address of Principal Office)

Registrant’s Telephone Number, including Area Code: (616) 378-6894

CT Corporation

1209 Orange Street

Corporation Trust Center

Wilmington, DE 19801

(Name and Address of Agent for Service)

With copy to: Kelley Howes, Esq.

Morrison & Foerster LLP

4200 Republic Plaza

Denver, CO 80202

And

Jesse D. Hallee

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Approximate date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

/X/ Immediately upon filing pursuant to paragraph (b)

/ / On (date) pursuant to paragraph (b)

/ / 60 days after filing pursuant to paragraph (a)(1)

/ / On (date) pursuant to paragraph (a)(1)

/ / 75 days after filing pursuant to paragraph (a)(2)

/ / On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A is filed for the sole purposes of submitting XBRL exhibits for the risk/return summary first provided in Pre-Effective Amendment No. 2 filed November 6, 2019 and incorporates Parts A, B, and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, each as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment (“PEA”) to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this PEA to be signed on its behalf by the undersigned, thereto duly authorized, in Cincinnati, Ohio on November 27, 2019.

Red Cedar Funds Trust
By:	/s/ David Withrow
Name:	David Withrow
Title:	President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacity and on the date indicated.

Signature	Title	Date

/s/ David Withrow	Trustee and President (Principal Executive Officer	November 27, 2019
David Withrow

/s/ Theresa Bridge	Treasurer (Principal Financial Officer)	November 27, 2019
Theresa Bridge

/s/ Kristen A. Gruber*	Trustee	November 27, 2019
Kristen A. Gruber
/s/ Richard B. Kelly*	Trustee	November 27, 2019
Richard B. Kelly

/s/ Michael P. Lunt*	Trustee	November 27, 2019
Michael P. Lunt

*By:	/s/ Jesse D. Hallee
Jesse D. Hallee
As Attorney-in-Fact
November 27, 2019